Other Income - Additional information (Details) £ in Thousands	Mar. 31, 2023 GBP (£) grant	Dec. 31, 2022 GBP (£) grant
Other Income [Abstract]
Number of grants operated | grant	4	4
Grants, maximum amount receivable | £	£ 373	£ 561